REVENUE FROM CONTRACTS WITH CUSTOMERS - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenue recognized relating to customer contract	$ 2.0	$ 1.4	$ 2.6
Increase in customer contract liabilities relating to acquisition	$ 4.3
Percentage of demurrage claim submitted recognized as demurrage revenue upon initial recognition	95.00%
Demurrage payment term after the original demurrage claim was submitted	100 days
Standard warranty period	1 year